Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
On-balance sheet, values
Cash and balances at central banks	£ 229,752	£ 210,184	£ 224,634
Cash collateral and settlement balances	130,532	119,843
Loans and advances at amortised cost	361,523	346,273
Debt securities at amortised cost	68,475	68,210
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Trading portfolio assets	190,061	166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Other assets	847	891
Assets held for sale	5,932	9,854
Total assets	1,544,165	1,518,202	£ 1,477,500
Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	94,359	78,014
Traded loans
On-balance sheet, values
Trading portfolio assets	12,249	13,470
Total for all internal credit grades
On-balance sheet, values
Cash and balances at central banks	229,752	210,184
Cash collateral and settlement balances	130,532	119,843
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Trading portfolio assets	106,608	91,484
Financial assets at fair value through the income statement	183,457	189,916
Derivative financial instruments	252,459	293,530
Financial assets at fair value through other comprehensive income	74,390	78,055
Other assets	847	891
Assets held for sale	5,801	9,544
Total assets	£ 1,431,466	£ 1,412,664
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 361,523	£ 346,273
Debt securities at amortised cost	£ 68,475	£ 68,210
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 177,333	£ 168,061
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 36,952	£ 34,779
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 13,914	£ 13,808
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 133,324	£ 129,625
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 47,672	£ 45,068
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Reverse repurchase agreements and other similar secured lending at amortised cost
On-balance sheet, values
Financial assets at fair value through the income statement	£ 132,488	£ 141,773
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 83	£ 110
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 94,359	£ 78,014
Financial assets at fair value through the income statement	£ 3,214	£ 2,965
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 12,249	£ 13,470
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Total for all internal credit grades | 0 to 0.60%
On-balance sheet, values
Cash and balances at central banks	£ 229,752	£ 210,184
Cash collateral and settlement balances	117,555	104,446
Reverse repurchase agreements and other similar secured lending at amortised cost	15,672	2,966
Trading portfolio assets	85,063	68,537
Financial assets at fair value through the income statement	126,044	130,466
Derivative financial instruments	237,405	275,232
Financial assets at fair value through other comprehensive income	74,328	78,005
Other assets	780	815
Assets held for sale	2,461	1,178
Total assets	£ 1,245,327	£ 1,212,646
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	87.00%
Reverse repurchase agreements, percentage	89.00%	63.00%
Trading portfolio assets, percentage	80.00%	75.00%
Financial assets at fair value through the income statement, percentage	68.00%	68.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	92.00%	91.00%
Assets held for sale, percentage	42.00%	12.00%
Total assets, percentage	87.00%	86.00%
Total for all internal credit grades | 0 to 0.60% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 288,347	£ 273,172
Debt securities at amortised cost	£ 67,920	£ 67,645
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	80.00%	79.00%
Debt securities at amortised cost, percentage	99.00%	99.00%
Total for all internal credit grades | 0 to 0.60% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 167,674	£ 160,441
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	94.00%	96.00%
Total for all internal credit grades | 0 to 0.60% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 12,288	£ 11,157
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	33.00%	32.00%
Total for all internal credit grades | 0 to 0.60% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 7,928	£ 6,014
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	57.00%	44.00%
Total for all internal credit grades | 0 to 0.60% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 100,457	£ 95,560
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	76.00%	73.00%
Total for all internal credit grades | 0 to 0.60% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 27,093	£ 25,051
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	57.00%	56.00%
Total for all internal credit grades | 0 to 0.60% | Reverse repurchase agreements and other similar secured lending at amortised cost
On-balance sheet, values
Financial assets at fair value through the income statement	£ 96,857	£ 103,571
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	73.00%	74.00%
Total for all internal credit grades | 0 to 0.60% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 64	£ 88
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	77.00%	80.00%
Total for all internal credit grades | 0 to 0.60% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 79,724	£ 65,994
Financial assets at fair value through the income statement	£ 2,030	£ 1,756
On-balance sheet, percentage
Trading portfolio assets, percentage	84.00%	84.00%
Financial assets at fair value through the income statement, percentage	63.00%	59.00%
Total for all internal credit grades | 0 to 0.60% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 5,339	£ 2,543
On-balance sheet, percentage
Trading portfolio assets, percentage	43.00%	19.00%
Total for all internal credit grades | 0.60 to 11.35%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	12,970	15,371
Reverse repurchase agreements and other similar secured lending at amortised cost	1,950	1,768
Trading portfolio assets	19,385	18,920
Financial assets at fair value through the income statement	56,117	58,187
Derivative financial instruments	14,617	18,104
Financial assets at fair value through other comprehensive income	62	50
Other assets	65	69
Assets held for sale	3,130	8,235
Total assets	£ 172,312	£ 185,073
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	13.00%
Reverse repurchase agreements, percentage	11.00%	37.00%
Trading portfolio assets, percentage	18.00%	21.00%
Financial assets at fair value through the income statement, percentage	31.00%	31.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	8.00%	8.00%
Assets held for sale, percentage	54.00%	87.00%
Total assets, percentage	12.00%	13.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 63,521	£ 63,804
Debt securities at amortised cost	£ 495	£ 565
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	17.00%	18.00%
Debt securities at amortised cost, percentage	1.00%	1.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 6,805	£ 5,332
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	3.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 22,612	£ 21,779
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	61.00%	63.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 5,601	£ 7,390
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	40.00%	53.00%
Total for all internal credit grades | 0.60 to 11.35% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 28,503	£ 29,303
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	21.00%	23.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 20,037	£ 19,444
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	42.00%	43.00%
Total for all internal credit grades | 0.60 to 11.35% | Reverse repurchase agreements and other similar secured lending at amortised cost
On-balance sheet, values
Financial assets at fair value through the income statement	£ 35,131	£ 37,565
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	27.00%	26.00%
Total for all internal credit grades | 0.60 to 11.35% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 19	£ 22
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	23.00%	20.00%
Total for all internal credit grades | 0.60 to 11.35% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 14,144	£ 11,478
Financial assets at fair value through the income statement	£ 930	£ 1,156
On-balance sheet, percentage
Trading portfolio assets, percentage	15.00%	15.00%
Financial assets at fair value through the income statement, percentage	29.00%	39.00%
Total for all internal credit grades | 0.60 to 11.35% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 5,241	£ 7,442
On-balance sheet, percentage
Trading portfolio assets, percentage	43.00%	55.00%
Total for all internal credit grades | 11.35 to 100%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	7	26
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Trading portfolio assets	2,160	4,027
Financial assets at fair value through the income statement	1,296	1,263
Derivative financial instruments	437	194
Financial assets at fair value through other comprehensive income	0	0
Other assets	2	7
Assets held for sale	210	131
Total assets	£ 13,827	£ 14,945
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Trading portfolio assets, percentage	2.00%	4.00%
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	1.00%
Assets held for sale, percentage	4.00%	1.00%
Total assets, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 9,655	£ 9,297
Debt securities at amortised cost	£ 60	£ 0
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 2,854	£ 2,288
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 2,052	£ 1,843
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	5.00%
Total for all internal credit grades | 11.35 to 100% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 385	£ 404
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Total for all internal credit grades | 11.35 to 100% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 4,364	£ 4,762
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	4.00%
Total for all internal credit grades | 11.35 to 100% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 542	£ 573
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Reverse repurchase agreements and other similar secured lending at amortised cost
On-balance sheet, values
Financial assets at fair value through the income statement	£ 500	£ 637
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 491	£ 542
Financial assets at fair value through the income statement	£ 254	£ 53
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	8.00%	2.00%
Total for all internal credit grades | 11.35 to 100% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 1,669	£ 3,485
On-balance sheet, percentage
Trading portfolio assets, percentage	14.00%	26.00%